6. INSURANCE SUBSIDIARY RESTRICTIONS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Percentage of Cash and cash equivalents and investment securities were maintained in the Company's insurance subsidiaries	98.00%	98.00%
Frandisco Property and Casualty Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	$ 110.8
Frandisco Life Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	$ 86.6